Other Comprehensive Income (Details 1) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Revaluation gains
Debt Instruments
Government debt securities	R$ 3,917,451
Private-sector debt securities	1,546,895
Total	5,464,346
Revaluation losses
Debt Instruments
Government debt securities	(1,608,673)
Private-sector debt securities	(1,863,092)
Total	(3,471,765)
Net revaluation gains (losses)
Debt Instruments
Government debt securities	2,308,778
Private-sector debt securities	(316,197)
Total	1,992,581
Fair value
Debt Instruments
Government debt securities	85,395,136
Private-sector debt securities	555
Total	R$ 85,395,691